Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 206,703	$ 260,219
Customer accounts and other restricted cash	1,426,419	1,866,976
Accounts receivable, net of allowance for credit losses of $6,710 and $10,558, respectively	168,627	159,324
Settlement receivables, net of allowance for credit losses of $4,014 and $5,398, respectively	98,643	147,774
Prepaid expenses and other current assets	81,231	60,810
Total current assets	1,981,623	2,495,103
Deferred tax assets	104,538	104,538
Property, plant and equipment, net	15,213	11,947
Operating lease right-of-use assets	26,797	35,509
Derivative asset	16,735	17,321
Intangible assets, net	1,243,775	1,291,458
Goodwill	2,016,787	1,999,132
Other assets – non-current	6,046	2,048
Total assets	5,411,514	5,957,056
Current liabilities
Accounts payable and other liabilities	205,634	241,529
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,558,272	1,997,867
Operating lease liabilities – current	8,315	7,953
Income taxes payable	0	11,325
Contingent and deferred consideration payable – current	12,272	18,171
Liability for share-based compensation – current	3,872	11,400
Total current liabilities	1,798,555	2,298,435
Non-current debt	2,565,593	2,633,269
Operating lease liabilities – non-current	21,728	29,913
Deferred tax liabilities	127,819	118,791
Warrant liabilities	2,576	3,094
Liability for share-based compensation – non-current	2,603	4,942
Contingent and deferred consideration payable – non-current	8,476	8,975
Total liabilities	4,527,350	5,097,419
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 61,601,343 shares issued and outstanding as of June 30, 2023 and 60,788,816 shares issued and outstanding as of December 31, 2022	740	730
Additional paid in capital	3,156,138	3,136,426
Accumulated deficit	(2,245,016)	(2,239,443)
Accumulated other comprehensive loss	(27,698)	(38,076)
Total shareholder's equity	884,164	859,637
Total liabilities and shareholder’s equity	$ 5,411,514	$ 5,957,056